Segmented and Geographic Information - Detailed Report of Segments and Geographic Areas (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
U.S. Commercial banking and wealth management [member]
Disclosure of operating segments [line items]
Taxable equivalent basis adjustment	$ 2	$ 2	$ 2
Capital markets [member]
Disclosure of operating segments [line items]
Taxable equivalent basis adjustment	$ 177	$ 278	$ 298